Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 5,615	$ 4,575
Restricted cash	119	130
Trade receivables, net of allowance for credit losses of $1,262 and $904 as of December 31, 2024, and 2023, respectively	24,358	19,671
Institutions	4,227	6,926
Inventories	15,876	13,174
Other current assets	4,413	2,045
TOTAL CURRENT ASSETS	54,608	46,521
NON-CURRENT ASSETS:
Restricted long-term bank deposit	139	127
Restricted investment in marketable securities	3,215	1,932
Operating lease right of use assets	10,515	12,377
Property and equipment, net	27,461	20,530
Other non-current assets	2,707	1,000
Intangible assets:
Customer relationships	12,081	13,917
Technology	3,589	5,698
Goodwill	20,282	21,550
Other intangible asset	3,648	4,292
TOTAL NON-CURRENT ASSETS	83,637	81,423
TOTAL ASSETS	138,245	127,944
CURRENT LIABILITIES:
Short-term borrowing and current maturities of bank loans	3,353	4,146
Short-term loan relating to factoring arrangements	13,184	10,032
Trade payables	18,130	13,989
Employee related obligations	8,887	8,745
Accrued expenses	5,805	6,767
Deferred revenues	883	742
Current maturities of operating lease liabilities	2,315	2,494
Current maturities of finance lease liabilities	45	240
Acquisition earn-out liability		2,997
Current maturities of long-term debt measured under the fair value option		14,286
Warrants and phantom warrants to purchase ordinary shares	206
Other current liabilities (including $890 and $0 due to related parties as of December 31, 2024, and 2023, respectively)	3,920	448
TOTAL CURRENT LIABILITIES	56,728	64,886
LONG-TERM LIABILITIES:
Long-term debt measured under the fair value option (including $0 and $21,976 due to related parties as of December 31, 2024 and 2023, respectively)	17,777	30,841
Convertible loans (CLAs) measured under the fair value option (including $0 and $9,780 due to related parties as of December 31, 2024, and 2023, respectively)		55,940
Long-term bank loans	4,128	7,850
Warrants and phantom warrants to purchase preferred shares		21,566
Operating lease liabilities	7,528	9,112
Finance lease liabilities	43	96
Long-term Employee related obligations	1,416	1,868
Employee rights upon retirement	1,347	1,208
Other long-term liabilities	948	931
TOTAL LONG-TERM LIABILITIES	33,187	129,412
COMMITMENTS AND CONTINGENT LIABILITIES (see Note 11)
TOTAL LIABILITIES	89,915	194,298
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value		70,537
SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY):
Ordinary shares (49,200,191 and 16,987,315 shares authorized as of December 31, 2024 and 2023 respectively; 18,720,287 and 5,276,184 shares issued and outstanding as of December 31, 2024 and 2023)	865	320
Additional paid-in capital	275,390	35,134
Other comprehensive loss	(2,913)	(515)
Accumulated deficit	(225,012)	(171,830)
TOTAL SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY):	48,330	(136,891)
TOTAL LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY (CAPITAL DEFICIENCY):	138,245	127,944
Convertible Preferred Shares A
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value
Convertible Preferred Shares B
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value
Convertible Preferred Shares C
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value
Convertible Preferred Shares D
REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Convertible preferred shares value